WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 72.7%
COMMUNICATION SERVICES - 9.9%
Diversified Telecommunication Services - 2.7%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	550,000		$612,219	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	1,265,000		1,326,922	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	840,000		859,752	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	630,000		682,936	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,330,000		1,363,050	(a)

Total Diversified Telecommunication Services					4,844,879

Entertainment - 0.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	250,000		298,748

Interactive Media & Services - 0.4%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	240,000		254,055	(a)
Twitter Inc., Senior Notes	3.875%	12/15/27	470,000		483,806	(a)

Total Interactive Media & Services					737,861

Media - 5.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	845,000		888,095	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	490,000		515,137	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	500,000		519,256	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	3,220,000		3,364,900	(a)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	607,000		668,079
Sirius XM Radio Inc., Senior Notes	4.125%	7/1/30	450,000		459,000	(a)
Summer BC Holdco B SARL, Senior Secured Notes	5.750%	10/31/26	580,000	EUR	670,633	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	550,000		591,250	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	310,000		333,262	(a)
Virgin Media Vendor Financing Notes IV DAC, Senior Notes	5.000%	7/15/28	840,000		838,740	(a)

Total Media					8,848,352

Wireless Telecommunication Services - 1.7%
Crystal Almond SARL, Senior Secured Notes	4.250%	10/15/24	312,000	EUR	361,232	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	1

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Wireless Telecommunication Services - (continued)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	270,000		$299,869	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	300,000		306,075	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	660,000		826,237
Sprint Corp., Senior Notes	7.875%	9/15/23	1,030,000		1,185,144

Total Wireless Telecommunication Services					2,978,557

TOTAL COMMUNICATION SERVICES					17,708,397

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.9%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	380,000		362,662	(a)
Adient US LLC, Senior Secured Notes	7.000%	5/15/26	130,000		139,441	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	430,000		416,831
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	580,000		617,085	(a)

Total Auto Components					1,536,019

Automobiles - 1.7%
Ford Motor Co., Senior Notes	8.500%	4/21/23	250,000		272,899
Ford Motor Co., Senior Notes	9.000%	4/22/25	440,000		505,030
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	470,000		474,841
Ford Motor Credit Co. LLC, Senior Notes	3.087%	1/9/23	630,000		618,647
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	440,000		454,300
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	800,000		779,500

Total Automobiles					3,105,217

Diversified Consumer Services - 0.7%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	420,000		440,395	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	550,000		589,378	(a)
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	250,000		262,031	(a)

Total Diversified Consumer Services					1,291,804

Hotels, Restaurants & Leisure - 6.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	260,000		277,958	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	320,000		337,800	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	360,000		364,912
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	250,000		267,006	(a)
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.632%	7/15/35	1,232,000	GBP	1,058,656	(b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	670,000		667,644	(a)

See Notes to Schedule of Investments.

2	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	740,000		$829,725	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	630,000		658,350	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	500,000	GBP	565,601	(a)
Pinnacle Bidco PLC, Senior Secured Notes	6.375%	2/15/25	130,000	GBP	147,056	(b)
Primo Water Corp., Senior Notes	5.500%	7/1/24	720,000	EUR	862,244	(b)
Saga PLC, Senior Notes	3.375%	5/12/24	790,000	GBP	852,028	(b)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	300,000		348,000	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,910,000		1,695,479	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	200,000		194,500	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	510,000		495,975	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	210,000		201,863	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	760,000		805,828	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	170,000		188,751	(a)

Total Hotels, Restaurants & Leisure					10,819,376

Household Durables - 0.2%
Lennar Corp., Senior Notes	4.750%	11/29/27	390,000		445,770

Specialty Retail - 1.6%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	320,000		346,083	(a)
Maxeda DIY Holding BV, Senior Secured Notes	5.875%	10/1/26	390,000	EUR	458,239	(a)
Party City Holdings Inc., Senior Secured Notes (6 mo. USD LIBOR + 5.000%)	5.750%	7/15/25	228,532		171,399	(a)(c)
PetSmart Inc., Senior Secured Notes	5.875%	6/1/25	370,000		379,657	(a)
ServiceMaster Co. LLC, Senior Notes	5.125%	11/15/24	570,000		584,250	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	240,000	EUR	232,842	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	660,000	EUR	636,898	(a)(c)

Total Specialty Retail					2,809,368

Textiles, Apparel & Luxury Goods - 1.0%
CBR Fashion Finance BV, Senior Secured Notes	5.125%	10/1/22	550,000	EUR	597,288	(b)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,100,000		1,176,312	(a)

Total Textiles, Apparel & Luxury Goods					1,773,600

TOTAL CONSUMER DISCRETIONARY					21,781,154

CONSUMER STAPLES - 1.7%
Food Products - 1.5%
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	655,000		673,866

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	3

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	30,000	$31,839	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	1/30/29	500,000	557,426
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000	98,990	(a)
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	200,000	270,368	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	310,000	339,867
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	550,000	566,820

Total Food Products				2,539,176

Household Products - 0.2%
Energizer Holdings Inc., Senior Notes	6.375%	7/15/26	150,000	161,374	(a)
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	220,000	227,370

Total Household Products				388,744

TOTAL CONSUMER STAPLES				2,927,920

ENERGY - 11.7%
Oil, Gas & Consumable Fuels - 11.7%
Apache Corp., Senior Notes	5.100%	9/1/40	300,000	269,250
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	150,000	117,159	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	980,000	865,889	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	280,000	287,875	(a)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	190,000	196,175	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000	180,444	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,180,000	1,088,550
MEG Energy Corp., Senior Notes	7.000%	3/31/24	366,000	341,295	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,170,000	1,191,937
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	846,000	203,040	*(d)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	330,000	280,599
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	360,000	326,639
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	430,000	452,683
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,400,000	1,659,840
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,930,000	2,132,167
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,500,000	1,445,617
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	1,980,000	1,647,360
Petroleos Mexicanos, Senior Notes	6.625%	6/15/38	1,150,000	911,714
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,017,000	968,057

See Notes to Schedule of Investments.

4	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.875%	5/15/25	640,000	$579,264
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	540,000	555,431
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	170,000	177,650
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,450,000	1,173,159	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	600,000	644,766	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	270,000	266,406	(a)
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	160,000	156,000
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	750,000	722,985
Western Midstream Operating LP, Senior Notes	5.050%	2/1/30	60,000	58,476
YPF SA, Senior Notes	8.500%	3/23/21	990,000	931,838	(a)
YPF SA, Senior Notes	8.500%	7/28/25	1,060,000	772,793	(a)
YPF SA, Senior Notes	6.950%	7/21/27	400,000	267,600	(a)

TOTAL ENERGY				20,872,658

FINANCIALS - 11.4%
Banks - 8.3%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,050,000	1,155,418
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	680,000	724,549	(c)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	2,890,000	2,786,394	(a)(c)
CIT Group Inc., Senior Notes	5.250%	3/7/25	320,000	339,160
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	470,000	492,652	(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	790,000	839,521	(c)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,400,000	1,472,557	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	300,000	327,456	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	5

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Itau Unibanco Holding SA, Subordinated Notes	5.650%	3/19/22	1,160,000		$1,212,490	(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	750,000		789,152	(c)(e)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	880,000		903,954	(c)(e)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	510,000		571,241
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	640,000	GBP	862,320	(b)(c)(e)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	500,000		487,349	(a)
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	810,000		760,412	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		1,012,607	(a)(c)

Total Banks					14,737,232

Capital Markets - 1.7%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then 5 year Treasury Constant Maturity Rate + 4.332%)	7.250%	9/12/25	400,000		433,778	(a)(c)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000		793,358	(a)(c)(e)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,750,000		1,869,341	(a)(c)(e)

Total Capital Markets					3,096,477

Consumer Finance - 0.3%
Ford Motor Credit Co. LLC, Senior Notes (3 mo. USD LIBOR + 0.430%)	0.681%	11/2/20	260,000		259,193	(c)
Navient Corp., Senior Notes	6.750%	6/15/26	290,000		289,819

Total Consumer Finance					549,012

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	430,000		417,094

See Notes to Schedule of Investments.

6	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,046,612		$587,411	(a)(f)
LHC3 PLC, Senior Secured Notes (4.125% Cash or 4.875% PIK)	4.125%	8/15/24	410,000	EUR	486,713	(a)(f)

Total Diversified Financial Services					1,491,218

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	570,000		494,475	(a)

TOTAL FINANCIALS					20,368,414

HEALTH CARE - 6.0%
Health Care Providers & Services - 1.7%
HCA Inc., Senior Notes	5.625%	9/1/28	690,000		790,550
LifePoint Health Inc., Senior Secured Notes	6.750%	4/15/25	340,000		358,700	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	850,000		877,927
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	570,000		613,557	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.625%	6/15/28	320,000		325,208	(a)

Total Health Care Providers & Services					2,965,942

Pharmaceuticals - 4.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	830,000		914,079	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	600,000		584,403
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	1.125%	10/15/24	930,000	EUR	946,509	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	3,510,000		3,362,896
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,210,000		1,953,828

Total Pharmaceuticals					7,761,715

TOTAL HEALTH CARE					10,727,657

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.2%
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	950,000		974,344	(a)
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	1,130,000		1,230,005	(a)

Total Aerospace & Defense					2,204,349

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	7

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Airlines - 4.5%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	90,000		$89,657
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	290,000		285,072
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	410,000		397,315
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	300,000		314,977
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,320,000		2,550,932	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	260,000		270,338	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	700,000		730,625	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,520,000		1,612,370	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	1,700,000		1,574,625
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	240,000		210,450

Total Airlines					8,036,361

Commercial Services & Supplies - 0.7%
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	780,000		785,772	(a)
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	450,000		465,277	(a)

Total Commercial Services & Supplies					1,251,049

Machinery - 0.7%
Clark Equipment Co., Senior Secured Notes	5.875%	6/1/25	500,000		520,000	(a)
Vertical Midco GmbH, Senior Secured Notes	4.375%	7/15/27	520,000	EUR	622,020	(a)

Total Machinery					1,142,020

Trading Companies & Distributors - 0.6%
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	320,000		330,000
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	680,000		714,850

Total Trading Companies & Distributors					1,044,850

TOTAL INDUSTRIALS					13,678,629

INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.3%
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	494,000		501,361	(a)

See Notes to Schedule of Investments.

8	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Internet Software & Services - 0.3%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	490,000	EUR	$552,068	(a)

IT Services - 0.6%
CDW LLC/CDW Finance Corp., Senior Notes	4.250%	4/1/28	550,000		570,177
CDW LLC/CDW Finance Corp., Senior Notes	3.250%	2/15/29	460,000		459,137

Total IT Services					1,029,314

Software - 1.0%
Fair Isaac Corp., Senior Notes	4.000%	6/15/28	670,000		692,194	(a)
j2 Cloud Services LLC/j2 Cloud Co-Obligor Inc., Senior Notes	6.000%	7/15/25	330,000		343,629	(a)
Open Text Corp., Senior Notes	3.875%	2/15/28	280,000		283,718	(a)
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	510,000		525,443	(a)

Total Software					1,844,984

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	270,000		281,121	(a)

TOTAL INFORMATION TECHNOLOGY					4,208,848

MATERIALS - 7.3%
Chemicals - 0.5%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK)	10.000%	8/15/26	123,533		106,238	(a)(f)
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	790,000		762,350	(a)

Total Chemicals					868,588

Construction Materials - 1.1%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	350,000		357,875	(a)
Cemex SAB de CV, Senior Secured Notes	7.375%	6/5/27	970,000		1,049,438	(a)
US Concrete Inc., Senior Notes	5.125%	3/1/29	590,000		593,319	(a)

Total Construction Materials					2,000,632

Containers & Packaging - 2.5%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	1,150,000		1,145,457	(a)(f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	1,430,000		1,486,199	(a)
Ball Corp., Senior Notes	2.875%	8/15/30	1,350,000		1,336,500
Cascades Inc./Cascades USA Inc., Senior Notes	5.125%	1/15/26	20,000		20,962	(a)

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	9

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	200,000	$210,625	(a)
Greif Inc., Senior Notes	6.500%	3/1/27	140,000	145,300	(a)

Total Containers & Packaging				4,345,043

Metals & Mining - 2.3%
First Quantum Minerals Ltd., Senior Notes	7.250%	5/15/22	1,480,000	1,482,072	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	730,000	704,450	(a)(g)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	770,000	794,802
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,160,000	1,144,560	(a)

Total Metals & Mining				4,125,884

Paper & Forest Products - 0.9%
Boise Cascade Co., Senior Notes	4.875%	7/1/30	950,000	1,023,625	(a)
Mercer International Inc., Senior Notes	7.375%	1/15/25	530,000	537,619

Total Paper & Forest Products				1,561,244

TOTAL MATERIALS				12,901,391

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	200,000	169,631
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	340,000	334,057	(a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	380,000	380,000	(a)

TOTAL REAL ESTATE				883,688

UTILITIES - 1.9%
Electric Utilities - 0.9%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	750,000	564,844	(a)
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	1,020,000	1,073,580	(a)

Total Electric Utilities				1,638,424

Independent Power and Renewable Electricity Producers - 1.0%
Listrindo Capital BV, Senior Notes	4.950%	9/14/26	700,000	722,750	(a)
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	1,020,000	1,051,794	(a)

Total Independent Power and Renewable Electricity Producers				1,774,544

TOTAL UTILITIES				3,412,968

TOTAL CORPORATE BONDS & NOTES (Cost - $125,851,669)				129,471,724

See Notes to Schedule of Investments.

10	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 15.9%
Argentina - 1.7%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	267,830		$122,800
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/30	1,594,152		673,529
Argentine Republic Government International Bond, Senior Notes	0.125%	7/9/35	3,419,848		1,294,413
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,030,000		414,575	*(a)(d)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,110,000		449,550	*(a)(d)

Total Argentina					2,954,867

Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,512,000	BRL	274,350
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	1,069,000	BRL	211,481
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	234,000	BRL	47,420
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	2,080,000		2,244,455

Total Brazil					2,777,706

Costa Rica - 0.3%
Costa Rica Government International Bond, Senior Notes	7.000%	4/4/44	510,000		464,483	(a)

Dominican Republic - 0.6%
Dominican Republic International Bond, Senior Notes	5.500%	1/27/25	300,000		319,878	(a)
Dominican Republic International Bond, Senior Notes	6.850%	1/27/45	780,000		825,240	(a)

Total Dominican Republic					1,145,118

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	0.000%	7/31/30	52,607		24,662	(a)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/30	306,600		208,491	(a)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/35	579,501		323,078	(a)
Ecuador Government International Bond, Senior Notes	0.500%	7/31/40	180,120		90,735	(a)

Total Ecuador					646,966

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	11

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Egypt - 1.0%
Egypt Government International Bond, Senior Notes	6.125%	1/31/22	240,000		$246,467	(b)
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	820,000		844,567	(a)
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	630,000		647,878	(a)

Total Egypt					1,738,912

El Salvador - 0.2%
El Salvador Government International Bond, Senior Notes	6.375%	1/18/27	500,000		433,000	(a)

Ghana - 0.6%
Ghana Government International Bond	10.750%	10/14/30	740,000		901,332	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	270,000		237,551	(a)

Total Ghana					1,138,883

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.375%	6/5/27	670,000		718,950	(a)

Honduras - 0.5%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	800,000		879,200	(a)

Indonesia - 0.8%
Indonesia Treasury Bond, Senior Notes	8.250%	7/15/21	4,312,000,000	IDR	300,174
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	15,577,000,000	IDR	1,090,494

Total Indonesia					1,390,668

Ivory Coast - 0.3%
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	249,000		231,530	(b)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	290,000		272,438	(a)

Total Ivory Coast					503,968

Jamaica - 0.3%
Jamaica Government International Bond, Senior Notes	6.750%	4/28/28	500,000		571,000

Nigeria - 0.5%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	470,000		449,076	(b)
Nigeria Government International Bond, Senior Notes	7.875%	2/16/32	400,000		382,900	(a)

Total Nigeria					831,976

See Notes to Schedule of Investments.

12	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oman - 0.6%
Oman Government International Bond, Senior Notes	5.625%	1/17/28	1,100,000		$1,015,512	(a)

Panama - 0.2%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	400,000		404,000

Paraguay - 0.5%
Paraguay Government International Bond, Senior Notes	5.000%	4/15/26	850,000		971,133	(a)

Russia - 1.0%
Russian Federal Bond - OFZ	8.150%	2/3/27	31,490,000	RUB	457,568
Russian Federal Bond - OFZ	7.050%	1/19/28	102,507,000	RUB	1,404,650

Total Russia					1,862,218

Senegal - 0.2%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	400,000		395,854	(a)

South Africa - 0.7%
Republic of South Africa Government International Bond, Senior Notes	4.875%	4/14/26	700,000		709,647
Republic of South Africa Government International Bond, Senior Notes	5.650%	9/27/47	670,000		570,197

Total South Africa					1,279,844

Sri Lanka - 0.8%
Sri Lanka Government International Bond, Senior Notes	6.250%	10/4/20	150,000		148,500	(b)
Sri Lanka Government International Bond, Senior Notes	6.250%	7/27/21	290,000		255,200	(b)
Sri Lanka Government International Bond, Senior Notes	6.850%	3/14/24	530,000		394,850	(a)
Sri Lanka Government International Bond, Senior Notes	7.850%	3/14/29	945,000		666,225	(a)

Total Sri Lanka					1,464,775

Turkey - 1.8%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	3,450,000		3,120,994

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	13

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ukraine - 0.9%
Ukraine Government International Bond, Senior Notes	7.750%	9/1/24	500,000	$503,125	(a)
Ukraine Government International Bond, Senior Notes	7.375%	9/25/32	1,100,000	1,036,436	(a)

Total Ukraine				1,539,561

TOTAL SOVEREIGN BONDS (Cost - $29,778,091)				28,249,588

SENIOR LOANS - 5.9%
COMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.652%	1/31/28	700,000	681,625	(c)(h)(i)

Media - 0.5%
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.147%	5/1/26	910,175	865,576	(c)(h)(i)

Wireless Telecommunication Services - 0.3%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.652%	4/15/27	544,133	529,033	(c)(h)(i)

TOTAL COMMUNICATION SERVICES				2,076,234

CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.4%
American Axle & Manufacturing Inc., Term Loan B	3.000%	4/6/24	778,712	749,788	(c)(h)(i)

Hotels, Restaurants & Leisure - 1.4%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.897%	11/19/26	1,177,044	1,133,640	(c)(h)(i)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.897%	12/23/24	1,477,215	1,388,377	(c)(h)(i)

Total Hotels, Restaurants & Leisure				2,522,017

Specialty Retail - 0.4%
Party City Holdings Inc., 2018 Replacement Term Loan (3 mo. USD LIBOR + 2.500%)	3.250%	8/19/22	744,823	612,617	(c)(h)(i)

TOTAL CONSUMER DISCRETIONARY				3,884,422

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Chesapeake Energy Corp., Term Loan A (3 mo. USD LIBOR + 8.000%)	9.000%	6/24/24	1,350,000	965,250	*(c)(d)(h)(i)

See Notes to Schedule of Investments.

14	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 2.0%
Airlines - 2.0%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.750%	4/27/23	1,910,212	$1,909,995	(c)(h)(i)(j)
Delta Air Lines Inc./SkyMiles IP Ltd., Initial Term Loan	—	10/20/27	470,000	474,627	(j)
JetBlue Airways Corp., Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/17/24	513,500	510,547	(c)(h)(i)
Mileage Plus Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 5.250%)	6.250%	6/20/27	590,000	600,740	(c)(h)(i)

TOTAL INDUSTRIALS				3,495,909

TOTAL SENIOR LOANS (Cost - $10,997,250)				10,421,815

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 2.6%
U.S. Government Obligations - 2.6%
U.S. Treasury Notes	0.250%	6/30/25	900,000	899,754
U.S. Treasury Notes	1.500%	1/31/27	2,100,000	2,245,195
U.S. Treasury Notes	0.375%	7/31/27	1,500,000	1,492,735

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,626,744)				4,637,684

CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Media - 0.9%
DISH Network Corp., Senior Notes	2.375%	3/15/24	510,000	460,887
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,200,000	1,104,596

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,592,652)				1,565,483

			SHARES
COMMON STOCKS - 0.3%
COMMUNICATION SERVICES - 0.0%††
Media - 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares			6	0	*(k)(l)(m)

CONSUMER DISCRETIONARY - 0.0%††
Specialty Retail - 0.0%††
Party City Holdings Inc.			23,255	60,464	*(k)

ENERGY - 0.1%
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow)			24,992	19,067	*(k)(l)
KCAD Holdings I Ltd.			395,216,044	0	*(k)(l)(m)

Total Energy Equipment & Services				19,067

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	15

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

SECURITY			SHARES		VALUE
Oil, Gas & Consumable Fuels - 0.1%
MWO Holdings LLC			670		$68,595	*(k)(l)

TOTAL ENERGY					87,662

FINANCIALS - 0.2%
Banks - 0.2%
Wells Fargo & Co.			15,945		374,867

TOTAL COMMON STOCKS (Cost - $5,938,370)					522,993

INVESTMENTS IN UNDERLYING FUNDS - 0.1%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost - $229,724)			10,000		258,700

	RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%††
Argentina - 0.0%††
Argentina Treasury Bond (Cost - $13,399)	1.000%	8/5/21	3,429,627	ARS	23,588	(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $179,027,899)					175,151,575

			SHARES
SHORT-TERM INVESTMENTS - 1.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,861,134)	0.020%		1,861,134		1,861,134	(n)

TOTAL INVESTMENTS - 99.4% (Cost - $180,889,033)					177,012,709
Other Assets in Excess of Liabilities - 0.6%					1,084,929

TOTAL NET ASSETS - 100.0%					$178,097,638

See Notes to Schedule of Investments.

16	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of September 30, 2020.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(l)	Security is valued using significant unobservable inputs (Note 1).

(m)	Value is less than $1.

(n)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2020, the total market value of investments in Affiliated Companies was $1,861,134 and the cost was $1,861,134 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global High Yield Bond Fund 2020 Quarterly Report	17

WESTERN ASSET GLOBAL HIGH YIELD BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2020

Abbreviation(s) used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
ETF	— Exchange-Traded Fund
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
RUB	— Russian Ruble
SPDR	— Standard & Poor’s Depositary Receipts
USD	— United States Dollar

At September 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro	57	12/20	$8,412,701	$8,361,543	$51,158

At September 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	636,625	USD	716,658	BNP Paribas SA	10/16/20	$29,999
USD	454,594	EUR	400,000	BNP Paribas SA	10/16/20	(14,541)
USD	470,454	EUR	400,000	BNP Paribas SA	10/16/20	1,319
EUR	450,000	USD	521,492	Citibank N.A.	10/16/20	6,285
EUR	450,000	USD	509,941	Citibank N.A.	10/16/20	17,836
USD	452,280	EUR	400,000	Citibank N.A.	10/16/20	(16,854)
USD	3,591,003	GBP	2,877,196	Citibank N.A.	10/16/20	(121,886)

Total						$(97,842)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Global High Yield Bond Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

19

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$129,471,724	—		$129,471,724
Sovereign Bonds	—	28,249,588	—		28,249,588
Senior Loans	—	10,421,815	—		10,421,815
U.S. Government & Agency Obligations	—	4,637,684	—		4,637,684
Convertible Bonds & Notes	—	1,565,483	—		1,565,483
Common Stocks:
Communication Services	—	—	$0	*	0	*
Consumer Discretionary	—	60,464	—		60,464
Energy	—	—	87,662		87,662
Financials	$374,867	—	—		374,867
Investments in Underlying Funds	258,700	—	—		258,700
Non-U.S. Treasury Inflation Protected Securities	—	23,588	—		23,588

Total Long-Term Investments	633,567	174,430,346	87,662		175,151,575

Short-Term Investments†	1,861,134	—	—		1,861,134

Total Investments	$2,494,701	$174,430,346	$87,662		$177,012,709

Other Financial Instruments:
Futures Contracts	$51,158	—	—		$51,158
Forward Foreign Currency Contracts	—	$55,439	—		55,439

Total Other Financial Instruments	$51,158	$55,439	—		$106,597

Total	$2,545,859	$174,485,785	$87,662		$177,119,306

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$153,281	—		$153,281

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

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Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2020. The following transactions were effected in such company for the period ended September 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2020
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$739,514	$64,347,923	64,347,923	$63,226,303	63,226,303	—	$6,055	—	$1,861,134

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